Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Israeli corporate income tax	23.00%	23.00%	23.00%
Carry forward tax losses, total (in Dollars)	$ 53,000